CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2022
Customer Deposits
CUSTOMER DEPOSITS

12. CUSTOMER DEPOSITS

	As of December 31,
	2022	2021
Customer deposits	$289,487	$273,581
Unexpired product coupons	73,531	6,108
Total	$363,018	$279,689

Customer deposits represent amounts advanced by customers on product orders and unexpired product coupons issued to the Company’s members and distributors of its network marketing business.